Investments held at fair value - Roll forward (Details) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Apr. 01, 2020	Dec. 05, 2019	Nov. 05, 2019	Oct. 07, 2019	Aug. 12, 2019	Jan. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance							$ 714,905	$ 169,755
Cash purchase of convertible notes							0	6,480	$ 0
Cash purchase of preferred shares							10,000	13,670	3,500
Reclassification of investment at loss of significant influence								(111,661)
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities							1,150	1,556	0
Loss realized on sale of investments							(54,976)	0	0
Increase (decrease) in fair value measurement, assets							232,674	(78,496)
Balance before allocation of share in associate loss to long-term interest							553,167
Share of associate loss allocated to long-term interest (please refer to Note 6)							(23,006)
Ending balance							530,161	714,905	169,755
Gain/(loss) on investments held at fair value							232,674	(37,863)	(34,615)
Vor, Karuna & Gelesis
Reconciliation of changes in fair value measurement, assets [abstract]
Deconsolidation								138,571
resTORbio [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Reclassification of investment at loss of significant influence									(117,507)
Sale of shares							(3,048)	(9,295)
Increase (decrease) in fair value measurement, assets						$ 14,300
Gelesis [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Cash purchase of preferred shares	$ 10,000	$ 8,000	$ 1,200	$ 3,300	$ 2,000			8,020
Increase (decrease) in fair value measurement, assets							7,100	18,700
Share of associate loss allocated to long-term interest (please refer to Note 6)							(23,006)	0
Karuna [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Reclassification of investment to investment in associate								(118,006)
Gain on investment at initial public offering								40,633	$ 40,600
Cash purchase of preferred shares								5,000
Reclassification of investment at loss of significant influence								$ 557,243
Sale of shares							$ (347,538)